Net income (loss) per share and net income (loss) attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) per share and net loss attributable to ordinary shareholders

15.	Net income (loss) per share and net income (loss) attributable to ordinary shareholders
The Group’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if
converted basis.
For the year ended December 31, 2019, the Group used the
two-class
method of computing basic earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata
basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Diluted net income per share for the year ended December 31, 2019 is computed using as-if-converted
method and assumes the vest of restricted share units using the treasury stock method as this method is more dilutive than the two-
class method.
Upon the consummation of the Company’s IPO on July 17, 2019, the convertible redeemable preferred shares were automatically converted into ordinary shares. The two-class
method of computing earnings per share ceased to apply on the conversion date.
Basic and diluted net income (loss) per share for each of the years presented were calculated as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net income (loss) per share calculation Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	39,753,232	485,498,597	(581,883,146)
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	(14,283,763)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	25,469,469	485,498,597	(581,883,146)

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	19,254,661	31,963,526	32,544,878

Basic net income (loss) per ordinary share	1.32	15.19	(17.88)

Diluted net income (loss) per share calculation Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	25,469,469	485,498,597	(581,883,146)
Add: undistributed earnings allocated to participating securities	14,283,763	—	—

Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	39,753,232	485,498,597	(581,883,146)

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	19,254,661	31,963,526	32,544,878
Add: conversion of convertible redeemable preferred shares into ordinary shares	10,798,380	—	—
Restricted Share Units	1,389,890	1,049,156	—

Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	31,442,931	33,012,682	32,544,878

Diluted net income (loss) per ordinary share	1.26	14.71	(17.88)

As of December 31, 2019, 2020 and 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Restricted share units	—	—	321,378